Condensed Consolidated Statements of Changes in Equity (USD $)	Total		Appalachian Power Co [Member]		Indiana Michigan Power Co [Member]	Ohio Power Co [Member]		Public Service Co of Oklahoma [Member]	Southwestern Electric Power Co [Member]		Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]	Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]	Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Southwestern Electric Power Co [Member]
Beginning Balance at Dec. 31, 2010	$ 13,622,000,000		$ 2,821,679,000		$ 1,694,349,000	$ 4,654,639,000		$ 842,472,000	$ 1,667,349,000		$ 3,257,000,000	$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000	$ 5,904,000,000	$ 1,475,496,000	$ 981,294,000	$ 1,744,991,000	$ 364,307,000	$ 674,979,000	$ 4,842,000,000	$ 1,133,748,000	$ 677,360,000	$ 2,768,602,000	$ 312,441,000	$ 868,840,000	$ (381,000,000)	$ (48,023,000)	$ (20,889,000)	$ (180,155,000)	$ 8,494,000	$ (12,491,000)	$ 0	$ 361,000
Beginning Balance, Shares at Dec. 31, 2010	501,114,881
Issuance of Common Stock, Value	92,000,000										17,000,000						75,000,000
Issuance of Common Stock, Shares	2,644,579
Capital Contribution from Parent			100,000,000															100,000,000
Common Stock Dividends			(135,000,000)		(75,000,000)	(650,000,000)		(72,500,000)																(135,000,000)	(75,000,000)	(650,000,000)	(72,500,000)
Common Stock Dividends	(898,000,000)								(3,811,000)														(894,000,000)												(4,000,000)	(3,811,000)
Preferred Stock Dividends	(2,000,000)		(732,000)		(313,000)	(671,000)		(180,000)	(210,000)														(2,000,000)	(732,000)	(313,000)	(671,000)	(180,000)	(210,000)
Loss on Reacquired Preferred Stock	(4,000,000)		(1,770,000)		(398,000)	(1,216,000)		(270,000)	(373,000)								(4,000,000)	(1,770,000)	(398,000)	(1,216,000)	(270,000)	(373,000)
Capital Stock Expense	(16,000,000)		(1,000)			0											(16,000,000)	26,000		324,000				(27,000)		(324,000)
Other Changes in Equity	11,000,000																11,000,000						(2,000,000)												2,000,000
Net Income (Loss)	1,946,000,000								161,285,000														1,946,000,000					161,285,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000								3,841,000																										3,000,000	3,841,000
Net Income (Loss)	1,949,000,000		162,758,000		149,674,000	464,993,000		124,628,000	165,126,000															162,758,000	149,674,000	464,993,000	124,628,000
Other Comprehensive Income (Loss)	(89,000,000)		(10,520,000)		(7,332,000)	(17,567,000)		(1,345,000)	(14,324,000)																				(89,000,000)	(10,520,000)	(7,332,000)	(17,567,000)	(1,345,000)	(14,324,000)
Contribution of Amos Plant from Parent			0
Ending Balance at Dec. 31, 2011	14,665,000,000		2,936,414,000		1,760,980,000	4,450,178,000		892,805,000	1,813,757,000		3,274,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,970,000,000	1,573,752,000	980,896,000	1,744,099,000	364,037,000	674,606,000	5,890,000,000	1,160,747,000	751,721,000	2,582,600,000	364,389,000	1,029,915,000	(470,000,000)	(58,543,000)	(28,221,000)	(197,722,000)	7,149,000	(26,815,000)	1,000,000	391,000
Ending Balance, Shares at Dec. 31, 2011	503,759,460
Net Income (Loss)	390,000,000		75,311,000		39,221,000	150,830,000		12,648,000	36,395,000
Ending Balance at Mar. 31, 2012
Beginning Balance at Dec. 31, 2011	14,665,000,000		2,936,414,000		1,760,980,000	4,450,178,000		892,805,000	1,813,757,000		3,274,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	5,970,000,000			1,744,099,000			5,890,000,000	1,160,747,000	751,721,000	2,582,600,000	364,389,000	1,029,915,000	(470,000,000)	(58,543,000)	(28,221,000)	(197,722,000)	7,149,000	(26,815,000)	1,000,000	391,000
Beginning Balance, Shares at Dec. 31, 2011	503,759,460
Issuance of Common Stock, Value	83,000,000										15,000,000						68,000,000
Issuance of Common Stock, Shares	2,245,502
Capital Contribution from Parent			0
Common Stock Dividends			(170,000,000)		(75,000,000)	(300,000,000)		(90,000,000)																(170,000,000)	(75,000,000)	(300,000,000)	(90,000,000)
Common Stock Dividends	(916,000,000)								(3,752,000)														(913,000,000)												(3,000,000)	(3,752,000)
Preferred Stock Dividends						0																				0
Loss on Reacquired Preferred Stock						0														0
Capital Stock Expense						0														0						0
Other Changes in Equity	10,000,000																11,000,000																		(1,000,000)
Net Income (Loss)	1,259,000,000								198,891,000														1,259,000,000					198,891,000
Net Income (Loss) Attributable to Noncontrolling Interest	3,000,000								3,622,000																										3,000,000	3,622,000
Net Income (Loss)	1,262,000,000		257,503,000		118,457,000	343,534,000		114,141,000	202,513,000															257,503,000	118,457,000	343,534,000	114,141,000
Other Comprehensive Income (Loss)	133,000,000		28,645,000		(662,000)	31,997,000		(668,000)	8,955,000																				133,000,000	28,645,000	(662,000)	31,997,000	(668,000)	8,955,000
Contribution of Amos Plant from Parent			0
Ending Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000		3,289,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,049,000,000		980,896,000	1,744,099,000	364,037,000	674,606,000	6,236,000,000	1,248,250,000	795,178,000	2,626,134,000	388,530,000	1,228,806,000	(337,000,000)	(29,898,000)	(28,883,000)	(165,725,000)	6,481,000	(17,860,000)	0	261,000
Ending Balance, Shares at Dec. 31, 2012	506,004,962							10,482,000
Beginning Balance at Sep. 30, 2012
Net Income (Loss)	21,000,000	[1],[2]	56,669,000		10,172,000	(60,229,000)	[3]	8,179,000	21,998,000
Ending Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000			260,458,000	56,584,000	321,201,000	157,230,000	135,660,000			980,896,000		364,037,000	674,606,000
Ending Balance, Shares at Dec. 31, 2012	506,004,962							10,482,000
Net Income (Loss)	364,000,000		70,548,000		43,457,000	129,774,000		13,693,000	11,548,000
Ending Balance at Mar. 31, 2013
Beginning Balance at Dec. 31, 2012	15,237,000,000		3,052,562,000		1,803,775,000	4,525,709,000		916,278,000	2,021,473,000		3,289,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,049,000,000	1,573,752,000	980,896,000	1,744,099,000	364,037,000	674,606,000	6,236,000,000	1,248,250,000	795,178,000	2,626,134,000	388,530,000	1,228,806,000	(337,000,000)	(29,898,000)	(28,883,000)	(165,725,000)	6,481,000	(17,860,000)	0	261,000
Beginning Balance, Shares at Dec. 31, 2012	506,004,962							10,482,000
Issuance of Common Stock, Value	84,000,000										14,000,000						70,000,000
Issuance of Common Stock, Shares	2,109,002
Capital Contribution from Parent			0
Common Stock Dividends			(285,000,000)		(72,500,000)	(375,000,000)		(71,250,000)	(125,000,000)															(285,000,000)	(72,500,000)	(375,000,000)	(71,250,000)	(125,000,000)
Common Stock Dividends	(954,000,000)								(3,791,000)														(950,000,000)												(4,000,000)	(3,791,000)
Other Changes in Equity	13,000,000																12,000,000																		1,000,000
Net Income (Loss)	1,480,000,000								149,811,000														1,480,000,000					149,811,000
Net Income (Loss) Attributable to Noncontrolling Interest	4,000,000								4,008,000																										4,000,000	4,008,000
Net Income (Loss)	1,484,000,000		193,211,000		177,504,000	409,980,000		97,796,000	153,819,000															193,211,000	177,504,000	409,980,000	97,796,000
Other Comprehensive Income (Loss)	217,000,000		32,849,000		13,374,000	77,572,000		(723,000)	9,416,000																				217,000,000	32,849,000	13,374,000	77,572,000	(723,000)	9,416,000
Pension and OPEB Adjustment Related to Mitchell Plant	5,000,000																												5,000,000
Deferred State Income Tax Rate Adjustment						(4,971,000)														(4,971,000)
Distribution of Cook Coal Terminal to Parent						(2,651,000)																				(22,303,000)						19,652,000
Distribution of OPCo Generation to Parent						(3,005,374,000)														(1,075,346,000)						(2,005,608,000)						75,580,000
Contribution of Amos Plant from Parent			235,810,000															235,810,000
Ending Balance at Dec. 31, 2013	16,086,000,000		3,229,432,000		1,922,153,000	1,625,265,000		942,101,000	2,055,917,000		3,303,000,000	260,458,000	56,584,000	321,201,000	157,230,000	135,660,000	6,131,000,000	1,809,562,000	980,896,000	663,782,000	364,037,000	674,606,000	6,766,000,000	1,156,461,000	900,182,000	633,203,000	415,076,000	1,253,617,000	(115,000,000)	2,951,000	(15,509,000)	7,079,000	5,758,000	(8,444,000)	1,000,000	478,000
Ending Balance, Shares at Dec. 31, 2013	508,113,964							10,482,000
Beginning Balance at Sep. 30, 2013
Net Income (Loss)	347,000,000	[4],[5]	30,176,000	[6]	35,413,000	80,249,000		4,575,000	104,124,000	[7]
Ending Balance at Dec. 31, 2013	$ 16,086,000,000		$ 3,229,432,000		$ 1,922,153,000	$ 1,625,265,000		$ 942,101,000	$ 2,055,917,000			$ 260,458,000	$ 56,584,000	$ 321,201,000	$ 157,230,000	$ 135,660,000			$ 980,896,000		$ 364,037,000	$ 674,606,000
Ending Balance, Shares at Dec. 31, 2013	508,113,964							10,482,000

[1]	Includes impairments for certain Ohio generation plants (see Note 7).
[2]	See Note 18 for discussion of cost reduction programs in 2012.
[3]	Includes impairments for certain Ohio generation plants (see Note 6).
[4]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[5]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[6]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).
[7]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).